TAXES ON INCOME (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (Loss) before taxes as reported in the consolidated statements of operations	$ 6,853	$ (69,978)	$ (40,939)
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical tax income on the above amount at the Israeli statutory tax rate	$ 1,816	$ (18,544)	$ (10,235)
Non-deductible expenses	1,527	2,741	9,459
Non-deductible expenses related to employee stock options	430	886	955
Changes in valuation allowance, net	2,003	20,286	4,223
Other	66	1,132	2,137
Income tax expense	$ 5,842	$ 6,501	$ 6,539